CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	24 Months Ended
Dec. 31, 2024 USD ($)
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from initial public offering, net of underwriting fees	$ 0.8